Nature of Business and Organization (Details) - USD ($)		12 Months Ended
	Feb. 10, 2019	Dec. 31, 2022	Dec. 05, 2022	Dec. 31, 2021	Feb. 06, 2021	Apr. 04, 2019	Aug. 27, 2018	Aug. 07, 2018	Sep. 28, 2017
Nature of Business and Organization (Details) [Line Items]
Ordinary shares	300,000,000
Share price per share	$ 0.00166667
Common stock, shares issued					23,954
Common stock, par value		$ 0.00166667		$ 0.00166667
Reverse stock split description	the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6.
Common stock, shares issued		285,005,647		56,794,773
Common stock, shares outstanding		285,005,647		56,794,773
Common Stock [Member]
Nature of Business and Organization (Details) [Line Items]
Common stock, par value		$ 0.0001	$ 0.00166667				$ 0.001
Common stock, shares issued	6,905,248						11,508,747
Common stock, shares outstanding	6,905,248
Powerbridge Zhuhai [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage		84.90%						100.00%	55.00%
Mr. Tianfei Feng [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage									45.00%
Powerbridge [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage								100.00%
Powerbridge HK [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage								100.00%
IPO [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares						2,012,500
Share price per share						$ 5
Gross proceeds		$ 10,062,500
Net proceeds		$ 8,021,987
Over-Allotment Option [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares						262,500
Share price per share						$ 5
Powerbridge Zhuhai [Member]
Nature of Business and Organization (Details) [Line Items]
Common stock, shares issued		11,508,747
Common stock, par value		$ 0.001